Shareholder Report	12 Months Ended	68 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
Entity Central Index Key	0000912029
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000005552
Shareholder Report [Line Items]
Fund Name	Summit Municipal Intermediate Fund
Class Name	Investor Class
Trading Symbol	PRSMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Investor Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market posted robust total returns for the year ended October 31, 2024. Municipal bond yields ended the period lower across the yield curve as falling U.S. Treasury yields, rate cuts by the Federal Reserve, and renewed inflows to municipal bond portfolios supported the asset class.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, security selection within the revenue-backed sector contributed, led by selection decisions in the dedicated tax, public power, and ground transportation revenue subsectors. Allocations among revenue bonds also helped relative performance, aided by an overweight to prepaid gas revenue bonds and underweights to water/sewer and higher education revenue bonds.

  Selection among hospital and industrial development revenue/pollution control revenue bonds hindered relative performance versus the Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index. Additionally, an overweight to the airport revenue subsector and an underweight to housing revenue bonds weighed on relative results.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. Transportation and health care revenue bonds composed the fund’s largest absolute and overweight allocations. Over the period, the team selectively found opportunities to add high-conviction airport operators despite tighter valuations. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Intermediate Fund (Investor Class)	7.91%	0.98%	1.90%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	9.70	1.05	2.30
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	7.53	1.14	2.06

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,399,221,000	$ 4,399,221,000
Holdings Count | Holding	902	902
Advisory Fees Paid, Amount	$ 18,566,000
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,399,221 Number of Portfolio Holdings902
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	16.6%
AA Rated	38.9
A Rated	29.6
BBB Rated	5.2
BB Rated and Below	2.4
Not Rated	6.4
Reserves	0.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Summit Municipal Intermediate Fund during the 12 months ended October 31, 2024. As of November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.27% and lower the class’s total expense limit to 0.40%. Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000117203
Shareholder Report [Line Items]
Fund Name	Summit Municipal Intermediate Fund
Class Name	Advisor Class
Trading Symbol	PAIFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Advisor Class	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market posted robust total returns for the year ended October 31, 2024. Municipal bond yields ended the period lower across the yield curve as falling U.S. Treasury yields, rate cuts by the Federal Reserve, and renewed inflows to municipal bond portfolios supported the asset class.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, security selection within the revenue-backed sector contributed, led by selection decisions in the dedicated tax, public power, and ground transportation revenue subsectors. Allocations among revenue bonds also helped relative performance, aided by an overweight to prepaid gas revenue bonds and underweights to water/sewer and higher education revenue bonds.

  Selection among hospital and industrial development revenue/pollution control revenue bonds hindered relative performance versus the Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index. Additionally, an overweight to the airport revenue subsector and an underweight to housing revenue bonds weighed on relative results.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. Transportation and health care revenue bonds composed the fund’s largest absolute and overweight allocations. Over the period, the team selectively found opportunities to add high-conviction airport operators despite tighter valuations. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Intermediate Fund (Advisor Class)	7.74%	0.74%	1.65%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	9.70	1.05	2.30
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	7.53	1.14	2.06

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,399,221,000	$ 4,399,221,000
Holdings Count | Holding	902	902
Advisory Fees Paid, Amount	$ 18,566,000
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,399,221 Number of Portfolio Holdings902
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	16.6%
AA Rated	38.9
A Rated	29.6
BBB Rated	5.2
BB Rated and Below	2.4
Not Rated	6.4
Reserves	0.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Summit Municipal Intermediate Fund during the 12 months ended October 31, 2024. As of November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.27% and lower the class’s total expense limit to 0.65%. Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000211685
Shareholder Report [Line Items]
Fund Name	Summit Municipal Intermediate Fund
Class Name	I Class
Trading Symbol	PRTMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - I Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market posted robust total returns for the year ended October 31, 2024. Municipal bond yields ended the period lower across the yield curve as falling U.S. Treasury yields, rate cuts by the Federal Reserve, and renewed inflows to municipal bond portfolios supported the asset class.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, security selection within the revenue-backed sector contributed, led by selection decisions in the dedicated tax, public power, and ground transportation revenue subsectors. Allocations among revenue bonds also helped relative performance, aided by an overweight to prepaid gas revenue bonds and underweights to water/sewer and higher education revenue bonds.

  Selection among hospital and industrial development revenue/pollution control revenue bonds hindered relative performance versus the Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index. Additionally, an overweight to the airport revenue subsector and an underweight to housing revenue bonds weighed on relative results.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. Transportation and health care revenue bonds composed the fund’s largest absolute and overweight allocations. Over the period, the team selectively found opportunities to add high-conviction airport operators despite tighter valuations. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/1/19
Summit Municipal Intermediate Fund (I Class)	8.04%	1.10%	1.78%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	9.70	1.05	1.91
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	7.53	1.14	1.80

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 01, 2019
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,399,221,000	$ 4,399,221,000
Holdings Count | Holding	902	902
Advisory Fees Paid, Amount	$ 18,566,000
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,399,221 Number of Portfolio Holdings902
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	16.6%
AA Rated	38.9
A Rated	29.6
BBB Rated	5.2
BB Rated and Below	2.4
Not Rated	6.4
Reserves	0.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Summit Municipal Intermediate Fund during the 12 months ended October 31, 2024. Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.27%. Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless